UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21269
Wells Fargo Advantage Income Opportunities Fund
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: April 30, 2010
Date of reporting period: January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
Certifications

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 111.95%
Consumer Discretionary: 17.56%
Auto Components: 1.72%
$4,455,000	Cooper Tire & Rubber Company	7.63%	03/15/2027	$4,265,663
6,830,000	Goodyear Tire & Rubber Company	10.50	05/15/2016	7,752,050

				12,017,713

Diversified Consumer Services: 3.55%
4,055,000	Carriage Services Incorporated	7.88	01/15/2015	4,065,138
950,000	Service Corporation International	6.75	04/01/2016	1,002,250
1,125,000	Service Corporation International	7.00	05/15/2019	1,155,938
9,376,000	Service Corporation International	7.50	04/01/2027	9,141,600
880,000	Service Corporation International	8.00	11/15/2021	961,400
1,600,000	Service Corporation International Series WI	7.00	06/15/2017	1,686,000
6,550,000	StoneMor Operating LLC	10.25	12/01/2017	6,828,375

				24,840,701

Hotels, Restaurants & Leisure: 3.78%
2,875,000	Ameristar Casinos Incorporated	9.25	06/01/2014	3,083,438
2,525,000	Chukchansi Economic Development Authority††±	3.94	11/15/2012	1,644,406
350,000	Citycenter Holdings LLC††	7.63	01/15/2016	357,875
750,000	Citycenter Holdings LLC@††	10.75	01/15/2017	781,875
1,025,000	Dineequity Incorporated††	9.50	10/30/2018	1,103,156
6,262,000	Greektown Superholdings Incorporated††	13.00	07/01/2015	7,091,715
1,775,000	NAI Entertainment Holdings LLC††	8.25	12/15/2017	1,890,375
2,880,000	Pinnacle Entertainment Incorporated	7.50	06/15/2015	2,980,800
1,130,000	Scientific Games Corporation	9.25	06/15/2019	1,211,925
665,000	Shingle Springs Tribal Gaming Authority††	9.38	06/15/2015	452,200
450,000	Speedway Motorsports Incorporated††	6.75	02/01/2019	454,500
2,075,000	Speedway Motorsports Incorporated	8.75	06/01/2016	2,261,750
2,800,000	Yonkers Racing Corporation††	11.38	07/15/2016	3,094,000

				26,408,015

Household Durables: 0.02%
149,000	Sealy Mattress Company††	10.88	04/15/2016	169,301

Internet & Catalog Retail: 0.15%
990,000	QVC Incorporated††	7.50	10/01/2019	1,054,350

Media: 7.43%
2,975,000	Cablevision Systems Corporation	8.63	09/15/2017	3,324,563
12,981,015	CCH II Capital Corporation	13.50	11/30/2016	15,707,028
940,000	CCO Holdings LLC	8.13	04/30/2020	1,001,100
2,290,000	Charter Communications Incorporated Step Bondºº††	8.00	04/30/2012	2,413,088
11,640,000	Charter Communications Incorporated Step Bondºº††	10.88	09/15/2014	13,095,000
350,000	Cinemark USA Incorporated	8.63	06/15/2019	378,875
200,000	CSC Holdings LLC	8.50	04/15/2014	223,500
2,260,000	DISH DBS Corporation	7.88	09/01/2019	2,392,775
650,000	EchoStar DBS Corporation	7.75	05/31/2015	699,563
1,275,000	Gray Television Incorporated	10.50	06/29/2015	1,310,063
675,000	Lamar Media Corporation Series C	9.75	04/01/2014	781,313
1,225,000	LIN Television Corporation	8.38	04/15/2018	1,316,875
5,050,000	Regal Cinemas Corporation	8.63	07/15/2019	5,378,250
2,461,000	Salem Communications	9.63	12/15/2016	2,670,185
250,000	Sirius XM Radio Incorporated††	9.75	09/01/2015	281,875
815,000	Sirius XM Radio Incorporated††	13.00	08/01/2013	969,850
3,619,000	Young Broadcasting Incorporated^^	8.75	01/15/2014	36
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$2,325,000	Young Broadcasting Incorporated^^(i)	10.00%	03/01/2011	$23

				51,943,962

Multiline Retail: 0.19%
1,270,000	Saks Incorporated	9.88	10/01/2011	1,325,563

Specialty Retail: 0.10%
700,000	Rent-A-Center Incorporated††	6.63	11/15/2020	689,500

Textiles, Apparel & Luxury Goods: 0.62%
3,850,000	Oxford Industrial Incorporated	11.38	07/15/2015	4,350,500

Consumer Staples: 1.37%

Beverages: 0.04%
250,000	Cott Beverages Incorporated	8.38	11/15/2017	270,313

Food Products: 1.33%
250,000	Darling International Incorporated††	8.50	12/15/2018	270,000
3,075,000	Dole Food Company Incorporated	13.88	03/15/2014	3,770,719
4,465,000	Smithfield Foods Incorporated	10.00	07/15/2014	5,251,956

				9,292,675

Energy: 15.96%

Energy Equipment & Services: 3.16%
2,210,000	Bristow Group Incorporated	7.50	09/15/2017	2,331,550
3,395,000	Gulfmark Offshore Incorporated	7.75	07/15/2014	3,454,413
5,325,000	Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	5,271,750
4,920,000	Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	5,049,150
860,000	Parker Drilling Company	9.13	04/01/2018	907,300
4,650,000	PHI Incorporated	8.63	10/15/2018	4,812,750
210,000	Pride International Incorporated	8.50	06/15/2019	248,850

				22,075,763

Oil, Gas & Consumable Fuels: 12.80%
5,085,000	Chesapeake Energy Corporation	9.50	02/15/2015	5,949,450
200,000	Cloud Peak Enrgy Resources LLC	8.25	12/15/2017	217,750
250,000	Cloud Peak Enrgy Resources LLC	8.50	12/15/2019	278,750
1,722,000	Coffeyville Resources Incorporated††	9.00	04/01/2015	1,876,980
2,665,000	Consol Energy Incorporated††	8.25	04/01/2020	2,911,513
850,000	Denbury Resources Incorporated	8.25	02/15/2020	936,063
1,155,000	El Paso Corporation††	6.50	09/15/2020	1,173,032
325,000	El Paso Corporation	6.88	06/15/2014	353,391
375,000	El Paso Corporation	7.00	06/15/2017	404,213
2,104,000	El Paso Corporation	7.25	06/01/2018	2,299,529
1,820,000	El Paso Corporation	7.42	02/15/2037	1,719,278
271,000	El Paso Corporation	7.75	01/15/2032	274,499
3,050,000	El Paso Corporation	7.80	08/01/2031	3,104,873
5,950,000	Energy Transfer Equity	7.50	10/15/2020	6,359,063
1,125,000	Ferrellgas Partners LP††	6.50	05/01/2021	1,091,250
1,825,000	Ferrellgas Partners LP	9.13	10/01/2017	2,012,063
1,870,000	Forest Oil Corporation	7.25	06/15/2019	1,940,125
1,115,000	Forest Oil Corporation	8.50	02/15/2014	1,234,863
1,000,000	Griffin Coal Mining Company Limited^^	9.50	12/01/2016	837,500
4,265,000	Holly Corporation	9.88	06/15/2017	4,702,163
1,125,000	Inergy LP††	6.88	08/01/2021	1,134,844
1,185,000	Newfield Exploration Company	6.88	02/01/2020	1,273,875
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$8,705,000	Peabody Energy Corporation	7.88%	11/01/2026	$9,793,125
215,000	Penn Virginia Corporation	10.38	06/15/2016	241,875
2,045,000	Petrohawk Energy Corporation	7.88	06/01/2015	2,167,700
1,065,000	Petrohawk Energy Corporation	10.50	08/01/2014	1,224,750
3,170,000	Pioneer Natural Resource Company	7.50	01/15/2020	3,511,656
6,380,000	Plains Exploration & Production Company	8.63	10/15/2019	7,097,750
475,000	Regency Energy Partners	6.88	12/01/2018	488,063
4,940,000	Sabine Pass LNG LP	7.25	11/30/2013	4,902,950
4,475,000	Sabine Pass LNG LP	7.50	11/30/2016	4,385,500
4,020,000	SandRidge Energy Incorporated	8.75	01/15/2020	4,281,300
2,450,000	Ship Finance International Limited	8.50	12/15/2013	2,486,750
1,450,000	Stallion Oilfield Holdings Incorporated††	10.50	02/15/2015	1,573,250
575,000	Suburban Propane Partners LP	7.38	03/15/2020	610,219
2,235,000	Tesoro Corporation(i)	7.50	07/17/2012	2,253,774
2,185,000	Tesoro Corporation	9.75	06/01/2019	2,458,125

				89,561,854

Financials: 26.03%

Capital Markets: 1.90%
1,675,000	E*TRADE Financial Corporation	7.38	09/15/2013	1,668,719
9,741,000	E*TRADE Financial Corporation@	12.50	11/30/2017	11,579,614

				13,248,333

Commercial Banks: 1.66%
4,375,000	Capitalsource Incorporated††	12.75	07/15/2014	5,277,344
500,000	CIT Group Incorporated	7.00	05/01/2015	506,875
1,000,000	CIT Group Incorporated	7.00	05/01/2016	1,010,000
5,725,000	Emigrant Bancorp Incorporated††	6.25	06/15/2014	4,778,245

				11,572,464

Consumer Finance: 15.99%
2,725,000	American General Finance Corporation	5.40	12/01/2015	2,329,875
2,250,000	American General Finance Corporation	5.75	09/15/2016	1,890,000
450,000	American General Finance Corporation	6.50	09/15/2017	380,250
3,150,000	American General Finance Corporation	6.90	12/15/2017	2,740,500
1,600,000	Blue Acquisition Sub Incorporated††	9.88	10/15/2018	1,708,000
2,700,000	Calpine Construction Finance Corporation††	8.00	06/01/2016	2,895,750
17,134,313	CIT Group Incorporated	7.00	05/01/2013	17,498,417
2,850,000	CIT Group Incorporated	7.00	05/01/2014	2,903,438
5,420,000	Clearwire Communications Finance Corporation††	12.00	12/01/2015	5,907,800
500,000	Ford Motor Credit Company LLC	7.00	10/01/2013	540,538
100,000	Ford Motor Credit Company LLC	8.00	12/15/2016	113,427
3,865,000	Ford Motor Credit Company LLC	9.88	08/10/2011	4,016,473
2,344,000	GMAC LLC	6.75	12/01/2014	2,519,800
130,000	GMAC LLC	6.88	09/15/2011	133,250
2,862,000	GMAC LLC	6.88	08/28/2012	3,022,988
6,855,000	GMAC LLC	7.50	12/31/2013	7,420,538
2,994,111	Homer City Funding LLC	8.73	10/01/2026	2,799,494
2,875,000	International Lease Finance Corporation	4.75	01/13/2012	2,932,500
4,170,000	International Lease Finance Corporation	5.30	05/01/2012	4,258,613
865,000	International Lease Finance Corporation	6.38	03/25/2013	901,763
1,700,000	International Lease Finance Corporation††	8.63	09/15/2015	1,895,500
2,050,000	International Lease Finance Corporation Series MTN	5.75	06/15/2011	2,065,375
8,465,000	JBS USA Finance Incorporated	11.63	05/01/2014	9,861,725
1,529,000	LBI Escrow Corporation††	8.00	11/01/2017	1,706,746
4,555,000	Level 3 Financing Incorporated	10.00	02/01/2018	4,555,000
1,925,000	Nielsen Finance LLC Company††	7.75	10/15/2018	2,064,563
1,170,000	Nielsen Finance LLC Company	11.50	05/01/2016	1,364,513
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Finance (continued)
$755,000	Nielsen Finance LLC Senior Discount Note Step Bondºº	12.50%	08/01/2016	$793,694
525,000	Nuveen Investments Incorporated††	10.50	11/15/2015	540,750
9,875,000	Sprint Capital Corporation	6.88	11/15/2028	8,838,125
4,725,000	Sprint Capital Corporation	6.90	05/01/2019	4,736,813
6,133,000	Sprint Capital Corporation	8.38	03/15/2012	6,516,313

				111,852,531

Diversified Financial Services: 3.90%
8,820,000	Ally Financial Incorporated	8.30	02/12/2015	9,966,600
1,325,000	Dunkin Finance Corporation††	9.63	12/01/2018	1,351,500
1,300,000	Hub International Holdings Incorporated††	10.25	06/15/2015	1,342,250
7,815,000	Leucadia National Corporation	8.13	09/15/2015	8,596,500
4,000,000	Nuveen Investments Incorporated	5.50	09/15/2015	3,480,000
2,495,000	Nuveen Investments Incorporated	10.50	11/15/2015	2,569,850

				27,306,700

Real Estate Investment Trusts (REITs): 2.58%
11,580,000	Dupont Fabros Technology Incorporated	8.50	12/15/2017	12,535,350
490,000	Host Marriott Corporation	9.00	05/15/2017	548,800
3,375,000	Omega Healthcare Investors††	6.75	10/15/2022	3,332,813
1,560,000	Ventas Incorporated	9.00	05/01/2012	1,643,265

				18,060,228

Health Care: 4.71%

Health Care Equipment & Supplies: 1.00%
1,215,000	Biomet Incorporated@	10.38	10/15/2017	1,360,800
3,485,000	Biomet Incorporated	11.63	10/15/2017	3,938,050
900,000	Cooper Companies Incorporated	7.13	02/15/2015	931,500
775,000	Fresenius Medical Care Incorporated††	5.75	02/15/2021	765,313

				6,995,663

Health Care Providers & Services: 3.47%
2,440,000	Apria Healthcare Group	11.25	11/01/2014	2,693,150
1,925,000	Aviv Healthcare Incorporated††	7.75	02/15/2019	1,977,938
1,270,000	Community Health Systems Incorporated Series WI	8.88	07/15/2015	1,341,438
1,830,000	HCA Incorporated	7.88	02/01/2011	1,830,000
375,000	HCA Incorporated	8.50	04/15/2019	418,125
6,745,000	HCA Incorporated	9.25	11/15/2016	7,259,306
3,757,000	HCA Incorporated@	9.63	11/15/2016	4,052,864
175,000	Health Management plc	6.13	04/15/2016	177,625
750,000	Healthsouth Corporation	7.25	10/01/2018	767,813
750,000	Healthsouth Corporation	7.75	09/15/2022	780,000
900,000	Omnicare Incorporated	6.88	12/15/2015	931,500
1,975,000	Sabra Health Care Corporation††	8.13	11/01/2018	2,049,063

				24,278,822

Pharmaceuticals: 0.24%
650,000	Mylan Incorporated††	7.63	07/15/2017	708,500
300,000	Mylan Incorporated††	7.88	07/15/2020	331,875
650,000	Mylan Incorporated††	6.00	11/15/2018	663,000

				1,703,375

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Industrials: 10.25%

Aerospace & Defense: 3.52%
$4,470,000	Alliant Techsystems Incorporated	6.75%	04/01/2016	$4,604,100
800,000	Digitalglobe Incorporated	10.50	05/01/2014	914,000
1,030,000	Gencorp Incorporated	9.50	08/15/2013	1,057,038
1,140,000	GeoEye Incorporated	9.63	10/01/2015	1,288,200
1,089,000	Hexcel Corporation	6.75	02/01/2015	1,108,058
2,570,000	Kratos Defense & Security Solutions Incorporated	10.00	06/01/2017	2,868,763
5,585,000	L-3 Communications Holdings Incorporated	5.88	01/15/2015	5,696,700
5,506,000	L-3 Communications Holdings Incorporated	6.38	10/15/2015	5,678,063
1,445,000	Wyle Services Corporation††	10.50	04/01/2018	1,434,163

				24,649,085

Commercial Services & Supplies: 2.67%
250,000	Casella Waste Systems Incorporated††	7.75	02/15/2019	255,625
4,385,000	Casella Waste Systems Incorporated	11.00	07/15/2014	4,922,163
1,840,000	Corrections Corporation of America	6.25	03/15/2013	1,844,600
2,035,000	Corrections Corporation of America	7.75	06/01/2017	2,223,238
2,205,000	Geo Group Incorporated	7.75	10/15/2017	2,315,250
300,000	Interface Incorporated††	7.63	12/01/2018	314,250
3,520,000	Iron Mountain Incorporated	8.38	08/15/2021	3,828,000
400,000	KAR Holdings Incorporated	10.00	05/01/2015	424,000
2,125,000	KAR Holdings Incorporated ±	4.29	05/01/2014	2,050,625
500,000	KAR Holdings Incorporated	8.75	05/01/2014	520,000

				18,697,751

Machinery: 1.40%
1,440,000	Cleaver-Brooks Incorporated††	12.25	05/01/2016	1,544,400
900,000	Columbus McKinnon Corporation††	7.88	02/01/2019	920,250
940,000	Commercial Vehicle Group Incorporated	8.00	07/01/2013	921,200
4,888,161	Commercial Vehicle Group Incorporated@	13.00	02/15/2013	5,181,451
450,000	Thermadyne Holdings Corporation††	9.00	12/15/2017	474,750
700,000	Titan International Incorporated††	7.88	10/01/2017	745,500

				9,787,551

Professional Services: 0.57%
207,000	Affinia Group Incorporated††	10.75	08/15/2016	230,805
500,000	Brickman Group Holdings††	9.13	11/01/2018	525,625
450,000	Interactive Data Corporation††	10.25	08/01/2018	498,375
3,050,000	NCO Group Incorporated	11.88	11/15/2014	2,699,250

				3,954,055

Road & Rail: 1.92%
8,285,000	Kansas City Southern	8.00	06/01/2015	8,947,800
1,184,000	Kansas City Southern	13.00	12/15/2013	1,414,880
2,775,000	RailAmerica Incorporated	9.25	07/01/2017	3,062,906

				13,425,586

Transportation Infrastructure: 0.17%
1,190,000	United Maritime Group	11.75	06/15/2015	1,190,000

Information Technology: 9.18%
Communications Equipment: 1.24%
2,234,000	Allbritton Communication	8.00	05/15/2018	2,320,568
585,000	EchoStar DBS Corporation	7.13	02/01/2016	611,325
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Communications Equipment (continued)
$3,100,000	Lucent Technologies Incorporated	6.45%	03/15/2029	$2,464,500
1,875,000	Seagate Technology Holdings††	7.75	12/15/2018	1,921,875
1,275,000	Seagate Technology Holdings	6.80	10/01/2016	1,313,250

				8,631,518

Electronic Equipment & Instruments: 5.11%
3,750,000	GCI Incorporated	7.25	02/15/2014	3,787,500
2,820,000	Intcomex Incorporated††	13.25	12/15/2014	2,961,000
13,532,000	Jabil Circuit Incorporated	8.25	03/15/2018	15,494,140
3,380,000	Kemet Corporation	10.50	05/01/2018	3,718,000
6,014,750	SunGard Data Systems Incorporated	10.25	08/15/2015	6,338,043
550,000	SunGard Data Systems Incorporated††	7.63	11/15/2020	567,875
2,530,000	Viasystem Group Incorporated††	12.00	01/15/2015	2,874,713

				35,741,271

Internet Software & Services: 0.93%
2,125,000	Equinix Incorporated	8.13	03/01/2018	2,295,000
3,395,000	Terremark Worldwide Incorporated	12.00	06/15/2017	4,235,263

				6,530,263

IT Services: 1.90%
3,050,000	First Data Corporation	11.25	03/31/2016	2,821,250
2,835,000	iPayment Incorporated	9.75	05/15/2014	2,757,038
1,100,000	Sungard Data Systems Incorporated††	7.38	11/15/2018	1,122,000
1,950,000	Syniverse Holdings Incorporated††	9.13	01/15/2019	2,076,750
1,065,000	Unisys Corporation	12.50	01/15/2016	1,184,813
1,600,000	Unisys Corporation††	12.75	10/15/2014	1,920,000
1,155,000	Unisys Corporation††	14.25	09/15/2015	1,394,663

				13,276,514

Materials: 6.55%

Chemicals: 1.48%
500,000	Chemtura Corporation††	7.88	09/01/2018	533,750
2,855,000	Huntsman International LLC	5.50	06/30/2016	2,797,900
4,807,125	Lyondell Chemical Company	11.00	05/01/2018	5,480,123
1,300,000	Solutia Incorporated	7.88	03/15/2020	1,410,500
150,000	Vertellus Specialties Incorporated††	9.38	10/01/2015	161,438

				10,383,711

Construction Materials: 1.77%
1,480,000	CPG International Incorporated ±	7.21	07/01/2012	1,480,000
3,415,000	CPG International Incorporated	10.50	07/01/2013	3,491,838
3,025,000	CPG International Incorporated††	10.63	09/01/2014	3,267,000
3,725,000	Headwaters Incorporated	11.38	11/01/2014	4,153,375

				12,392,213

Containers & Packaging: 1.31%
5,780,000	Exopack Holding Corporpation	11.25	02/01/2014	5,938,950
350,000	Graham Packaging Company Incorporated	8.25	01/01/2017	367,500
2,450,000	Graham Packaging Company Incorporated	9.88	10/15/2014	2,535,750
325,000	Owens Brockway Glass Container Incorporated	7.38	05/15/2016	353,438

				9,195,638

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Metals & Mining: 1.24%
$5,725,000	Freeport-McMoRan Copper & Gold Incorporated	8.38%	04/01/2017	$6,383,375
5,985,000	Indalex Holdings Corporation^^	11.50	02/01/2014	97,256
1,000,000	Novelis Incorporated††	8.75	12/15/2020	1,086,250
1,000,000	Novelis Incorporated††	8.38	12/15/2017	1,077,500

				8,644,381

Paper & Forest Products: 0.75%
1,175,000	Clearwater Paper Corporation	10.63	06/15/2016	1,340,969
887,000	Georgia-Pacific Corporation††	7.00	01/15/2015	918,045
2,430,000	Georgia-Pacific Corporation	8.88	05/15/2031	2,958,525

				5,217,539

Telecommunication Services: 11.09%

Diversified Telecommunication Services: 6.60%
9,580,000	Citizens Communications Company	7.88	01/15/2027	9,484,200
2,550,000	FairPoint Communications Incorporated††	10.88	04/01/2017	2,836,875
1,980,000	Frontier Communications Corporation	8.13	10/01/2018	2,229,975
4,455,000	Frontier Communications Corporation	8.25	04/15/2017	4,989,600
1,000,000	Frontier Communications Corporation	8.50	04/15/2020	1,127,500
1,200,000	GCI Incorporated	8.63	11/15/2019	1,305,000
345,000	Global Crossing Limited	12.00	09/15/2015	396,750
3,260,000	Qwest Corporation	7.50	06/15/2023	3,268,150
440,000	Qwest Corporation	7.63	08/03/2021	444,400
7,340,000	Qwest Corporation	8.88	03/15/2012	7,908,850
1,090,000	SBA Telecommunications Incorporated	8.00	08/15/2016	1,190,825
485,000	SBA Telecommunications Incorporated	8.25	08/15/2019	534,713
1,810,000	U.S. West Communications Incorporated	7.13	11/15/2043	1,751,175
2,755,000	U.S. West Communications Incorporated	7.25	09/15/2025	2,947,850
5,380,000	Windstream Corporation	7.88	11/01/2017	5,763,325

				46,179,188

Wireless Telecommunication Services: 4.49%
650,000	CC Holdings LLC††	7.75	05/01/2017	715,000
3,255,000	Cricket Communications Incorporated	7.75	05/15/2016	3,425,888
165,000	Crown Castle International Corporation	7.13	11/01/2019	175,313
650,000	Crown Castle International Corporation	9.00	01/15/2015	724,750
4,155,000	Intelsat Limited	8.50	01/15/2013	4,175,775
465,000	Intelsat Limited	11.25	06/15/2016	499,875
2,607,559	iPCS Incorporated@	3.54	05/01/2014	2,529,332
4,150,000	Metropcs Wireless Incorporated	6.63	11/15/2020	4,004,750
1,050,000	Metropcs Wireless Incorporated	7.88	09/01/2018	1,097,250
7,935,000	Nextel Communications Incorporated Series D	7.38	08/01/2015	7,994,513
6,065,000	Nextel Communications Incorporated Series F	5.95	03/15/2014	6,072,581

				31,415,027

Utilities: 9.25%

Electric Utilities: 4.48%
14,996,000	Aquila Incorporated Step Bondºº	11.88	07/01/2012	16,939,313
150,000	Energy Future Holdings Corporation	10.00	12/01/2020	159,000
1,708,722	Energy Future Holdings Corporpation@	11.25	11/01/2017	1,136,300
250,000	Mirant Americas Generation LLC	8.50	10/01/2021	263,750
7,560,525	Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	8,543,393
3,985,000	Otter Tail Corporation	9.00	12/15/2016	4,303,800

				31,345,556

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Gas Utilities: 0.23%
$1,050,000	AmeriGas Partners LP	6.50%	05/20/2021	$1,068,375
550,000	AmeriGas Partners LP	7.13	05/20/2016	573,375

				1,641,750

Independent Power Producers & Energy Traders: 4.54%
2,045,000	AES Corporation	8.88	02/15/2011	2,045,000
7,569,000	Calpine Corporation††	7.25	10/15/2017	7,739,303
4,850,000	Dynegy Holding Incorporated	7.63	10/15/2026	3,140,375
4,175,000	NRG Energy Incorporated	7.38	02/01/2016	4,321,125
5,650,000	NRG Energy Incorporated	7.38	01/15/2017	5,876,000
3,675,000	NRG Energy Incorporated	8.50	06/15/2019	3,831,188
1,020,000	RRI Energy Incorporated	7.63	06/15/2014	1,071,000
75,000	RRI Energy Incorporated	7.88	06/15/2017	75,563
2,617,955	RRI Energy Incorporated	9.24	07/02/2017	2,801,212
780,000	RRI Energy Incorporated	9.68	07/02/2026	842,400

				31,743,166

Total Corporate Bonds and Notes (Cost $739,914,366)				783,060,089

Yankee Corporate Bonds and Notes: 2.76%

Consumer Discretionary: 0.10%

Media: 0.10%
100,000	Videotron Limited	6.38	12/15/2015	102,500
525,000	Videotron Limited	9.13	04/15/2018	587,344

				689,844

Energy: 1.27%

Oil, Gas & Consumable Fuels: 1.27%
1,610,000	Connacher Oil & Gas Limited††	10.25	12/15/2015	1,694,525
360,000	Connacher Oil & Gas Limited††	11.75	07/15/2014	391,050
7,306,000	Griffin Coal Mining Company Limited††^^	9.50	12/31/2049	6,118,775
1,115,000	OPTI Canada Incorporated	7.88	12/15/2014	666,213

				8,870,563

Financials: 0.36%

Consumer Finance: 0.36%
2,205,000	Wind Acquisition Finance SA††	11.75	07/15/2017	2,513,700

Diversified Financial Services: 0.00%
1,540,000	Preferred Term Securities XII Limited ±^^(i)	0.00	12/24/2033	462

Materials: 0.78%

Metals & Mining: 0.17%
630,000	Novelis Incorporated	7.25	02/15/2015	642,600
500,000	Vedanta Resources plc	9.50	07/18/2018	555,000

				1,197,600

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Paper & Forest Products: 0.61%
$715,000	PE Paper Escrow GmbH††	12.00%	08/01/2014	$833,098
1,265,000	Sappi Limited††	6.75	06/15/2012	1,299,825
2,355,000	Sappi Limited††	7.50	06/15/2032	2,098,858

				4,231,781

Telecommunication Services: 0.25%

Wireless Telecommunication Services: 0.25%
870,000	Digicel Group Limited††	12.00	04/01/2014	1,014,638
690,000	Telesat Canada Incorporated	11.00	11/01/2015	774,525

				1,789,163

Total Yankee Corporate Bonds and Notes (Cost $16,581,057)				19,293,113

Convertible Debentures: 0.74%

Information Technology: 0.74%

Communications Equipment: 0.44%
3,225,000	Lucent Technologies Incorporated Series B	2.88	06/15/2025	3,067,781

Semiconductors & Semiconductor Equipment: 0.30%
2,025,000	Advanced Micro Devices Incorporated	5.75	08/15/2012	2,098,406

Total Convertible Debentures (Cost $4,244,600)				5,166,187

Shares
Closed End Mutual Funds: 0.43%
92,340	Dreyfus High Yield Strategies Fund Incorporated			419,224
85,251	Eaton Vance Limited Duration Income Trust			1,359,753
29,726	LMP Corporate Loan Fund Incorporated			356,712
85,764	New America High Income Fund Incorporated			855,067

Total Closed End Mutual Funds (Cost $1,592,609)				2,990,756

Principal

Term Loans: 10.58%
$900,000	Advantage Sales & Marketing Incorporated	9.25	06/18/2018	915,192
1,975,000	Barrington Broadcasting Company	4.53	08/12/2013	1,900,938
2,608,650	Blackstone Group LP	7.75	11/02/2014	2,686,910
6,109,380	Capital Automotive	5.00	12/14/2012	6,262,115
5,726,082	Coinmach Corporation^	3.28	11/20/2014	5,350,337
11,732,499	Fairpoint Communications Incorporated	0.00	03/31/2015	8,545,131
819,103	Federal Mogul Corporation	2.20	12/28/2015	795,849
823,458	Federal Mogul Corporation	2.20	12/29/2014	800,080
7,200,000	First Data Corporation	3.01	09/24/2014	6,800,746
1,819,319	Gray Television	3.77	12/31/2014	1,799,834
1,300,000	Level 3 Financing Incorporated	2.55	03/13/2014	1,270,750
3,186,847	Local TV Finance LLC	2.31	05/07/2013	3,083,274
1,901,672	Merisant Company (i)	7.50	01/08/2014	1,807,786
2,692,045	NCO Group Incorporated	7.50	11/15/2013	2,646,631
5,920,000	Newsday LLC	10.50	08/01/2013	6,286,330
484,688	Panolam Industries International	8.25	12/31/2013	437,431
2,375,000	Sugarhouse HSP Gaming Properties LP	11.25	09/23/2014	2,411,623
24,562,583	TXU Energy Company LLC^	3.76	10/10/2014	20,208,865

Total Term Loans (Cost $71,222,779)				74,009,822

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
INCOME OPPORTUNITIES FUND

Shares	Security Name		Value
Short-Term Investments: 5.28%
36,979,607	Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)		$36,979,607

Total Short-Term Investments (Cost $36,979,607)			36,979,607

Total Investments in Securities
(Cost $870,535,018)*		131.74%	921,499,574
Other Assets and Liabilities, Net		(31.74)	(222,013,795)

Total Net Assets		100.00%	$699,485,779

Footnote Legend: 0.00%

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

^	All or a portion of the position represents an unfunded loan commitment.

ºº	Stepped coupon bond. Interest rate presented is yield to maturity.

@	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	Investment in an affiliate.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

^^	This security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $875,350,350 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$60,488,971
Gross unrealized depreciation	(14,339,747)

Net unrealized appreciation	$46,149,224
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Income Opportunities Fund
Notes to Portfolio of Investments — January 31, 2011 (unaudited)
SECURITIES VALUATION
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
WHEN-ISSUED TRANSACTIONS
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TERM LOANS
The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.
As of January 31, 2011, the Fund had unfunded loan commitments of $1,849,000.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1	— quoted prices in active markets for identical securities

Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds and notes	$0	$771,045,023	$12,015,066	$783,060,089
Yankee corporate bonds and notes	0	19,292,651	462	19,293,113
Convertible debentures	0	5,166,187	0	5,166,187
Investment companies	2,990,756	0	0	2,990,756
Term loans	0	74,009,822	0	74,009,822
Short-term investments
Investment companies	36,979,607	0	0	36,979,607

Total	$39,970,363	$869,513,683	$12,015,528	$921,499,574

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and	Yankee corporate
	notes	bonds and notes	Term loans	Total
Balance as of April 30, 2010	$817,002	$0	$13,198,721	$14,015,723
Accrued discounts (premiums)	157	0	50,444	50,601
Realized gains (losses)	(962,719)	0	(101,472)	(1,064,191)
Change in unrealized gains (losses)	1,025,056	0	(335,812)	689,244
Purchases	0	0	1,731,631	1,731,631
Sales	(879,496)	0	(14,543,512)	(15,423,008)
Transfers into Level 3	12,015,066	462	0	12,015,528
Transfers out of Level 3	0	0	0	0

Balance as of January 31, 2011	$12,015,066	$462	$0	$12,015,528

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$0	$0		$0

ITEM 2.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date:	March 29, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date:	March 29, 2011

By:	/s/ Kasey L. Phillips Kasey L. Phillips
Treasurer

Date:	March 29, 2011